Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Tax provision (benefit) associated with unrealized gain or loss arising during the period	$ (6,309)	$ 291	$ (1,835)
Tax provision associated with reclassification adjustment for loss included in floor plan interest expense	$ 46	$ 3,265	$ 4,311